REPURCHASE AGREEMENTS – NON-TRADING	6 Months Ended
Jun. 30, 2026
Disclosure Of Repurchase Agreements [Abstract]
REPURCHASE AGREEMENTS – NON-TRADING	11. REVERSE REPURCHASE AGREEMENTS – NON-TRADING

	30 June 2026	31 December 2025
	£m	£m
Agreements with banks	1,481	3,973
Agreements with customers	9,244	13,705
	10,725	17,678
18. REPURCHASE AGREEMENTS – NON-TRADING

	30 June 2026	31 December 2025
	£m	£m
Agreements with banks	1,795	3,557
Agreements with customers	4,143	5,472
0	5,938	9,029